Consolidated Statements of Cash Flows (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Consolidated net income	¥ 265,239	¥ 239,516	¥ 232,445
Adjustments to reconcile consolidated net income to net cash provided by operating activities:
Depreciation and amortization	263,480	275,173	258,133
Loss on disposal of fixed assets	12,429	10,638	11,242
Impairment loss of investments	12	39	1,527
Equity in (earnings) losses of affiliated companies	(478)	664	(610)
Deferred income taxes	8,929	16,791	7,487
Decrease in trade receivables	9,323	45,040	5,030
(Increase) decrease in inventories	59,004	85,577	(24,805)
Decrease in trade payables	(24,620)	(108,622)	(102,293)
Increase (decrease) in accrued income taxes	3,586	(9,432)	12,427
Increase (decrease) in accrued expenses	11,124	(15,635)	(30,089)
Increase (decrease) in accrued (prepaid) pension and severance cost	(6,305)	(15,568)	5,515
Other, net	(17,796)	(16,539)	8,068
Net cash provided by operating activities	583,927	507,642	384,077
Cash flows from investing activities:
Purchases of fixed assets (Note 5)	(218,362)	(233,175)	(316,211)
Proceeds from sale of fixed assets (Note 5)	3,994	1,763	4,861
Purchases of available-for-sale securities	(311)	(5,771)	(417)
Proceeds from sale and maturity of available-for-sale securities	2,606	4,528	344
(Increase) decrease in time deposits, net	(14,223)	(12,483)	103,137
Acquisitions of subsidiaries, net of cash acquired (Note 7)	(54,772)	(4,914)	(704)
Purchases of other investments		(296)	(796)
Other, net	11,770	136	(2,954)
Net cash used in investing activities	(269,298)	(250,212)	(212,740)
Cash flows from financing activities:
Proceeds from issuance of long-term debt	1,377	1,483	614
Repayments of long-term debt	(2,152)	(2,334)	(3,732)
Decrease in short-term loans, net	(54)	(547)	(5,055)
Dividends paid	(145,790)	(155,627)	(142,362)
Repurchases of treasury stock, net	(149,813)	(50,007)	(149,968)
Other, net	(4,454)	(15,149)	(19,236)
Net cash used in financing activities	(300,886)	(222,181)	(319,739)
Effect of exchange rate changes on cash and cash equivalents	41,928	86,982	41,853
Net change in cash and cash equivalents	55,671	122,231	(106,549)
Cash and cash equivalents at beginning of year	788,909	666,678	773,227
Cash and cash equivalents at end of year	844,580	788,909	666,678
Cash paid during the year for:
Interest	462	500	1,084
Income taxes	¥ 111,819	¥ 108,950	¥ 98,096